Leases - Disclosure of Maturity Analysis of Finance Lease Payments Receivable (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Unearned finance income	$ 0
Finance lease receivable	2
Total undiscounted lease receivable [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance sublease payments receivable	2
More than 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance sublease payments receivable	$ 2